Goodwill and Long-Lived Assets (Details) - SRA Companies, Inc. $ in Thousands	12 Months Ended
Jun. 30, 2013 USD ($)
Goodwill and Intangible Assets [Line Items]
Goodwill, impairment loss	$ 293,853
Civil Member
Goodwill and Intangible Assets [Line Items]
Goodwill, impairment loss	166,105
Defense Member
Goodwill and Intangible Assets [Line Items]
Goodwill, impairment loss	52,128
IHL Member
Goodwill and Intangible Assets [Line Items]
Goodwill, impairment loss	$ 75,620